Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Jun. 30, 2022	$ 20,000	$ 31,101,897	$ 1,029,144	$ (708,677)	$ 8,645,675	$ 40,088,039
Balance (in Shares) at Jun. 30, 2022	10,000,000
Appropriations to statutory reserves			19,975		(19,975)
Issuance of shares	$ 2,500	3,259,252				3,261,752
Issuance of shares (in Shares)	1,250,000
Foreign currency translation adjustment				(3,076,878)		(3,076,878)
Net loss					(354,111)	(354,111)
Balance at Jun. 30, 2023	$ 22,500	34,361,149	1,049,119	(3,785,555)	8,271,589	39,918,802
Balance (in Shares) at Jun. 30, 2023	11,250,000
Foreign currency translation adjustment				(102,715)		(102,715)
Net loss					(8,770,044)	(8,770,044)
Balance at Jun. 30, 2024	$ 22,500	34,361,149	1,049,119	(3,888,270)	(498,455)	$ 31,046,043
Balance (in Shares) at Jun. 30, 2024	11,250,000					11,250,000
Foreign currency translation adjustment				179,290		$ 179,290
Net loss					(6,315,385)	(6,315,385)
Balance at Jun. 30, 2025	$ 22,500	$ 34,361,149	$ 1,049,119	$ (3,708,980)	$ (6,813,840)	$ 24,909,948
Balance (in Shares) at Jun. 30, 2025	11,250,000					11,250,000